INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	23.00%	23.00%	23.00%
Percentage of services of deemed technology income				12% tax
Percentage of production of preferred income				16% or 7.5%. tax
Tax exemption percentage of in-agreement tax ruling	100.00%
Amount of carryforward tax losses	$ 32,531	$ 34,458
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	34.70%
Corporate tax rates outside Israel	21.00%
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	30.00%
Lithuania
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rates outside Israel	15.00%
Minimum | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	19.00%
Maximum | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Principal tax rates outside Israel	25.00%
Israel
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	23.00%